Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes vested and unvested stock option activity:

	All Options		Vested Options		Unvested Options
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at June 30, 2013	1,692,898	1.24	1,352,730	1.23	340,168	1.29
Granted	190,050	1.80	7,400	1.80	182,650	1.80
Options vesting	-	-	24,250	1.47	(24,250)	1.47
Exercised	-	-	-	-	-	-
Forfeited/Cancelled	-	-	-	-	-	-
Outstanding at September 30, 2013	1,882,948	$1.30	1,384,380	$1.24	498,568	$1.47

The following table summarizes vested and unvested stock option activity:

	All Options		Vested Options		Unvested Options
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at June 30, 2011	1,439,000	$1.23	1,153,000	$1.24	286,000	$1.21
Granted	288,000	1.42	68,833	1.79	219,167	1.30
Options vesting	-	-	134,833	1.20	(134,833)	1.20
Exercised	-	-	-	-	-	-
Forfeited/Cancelled	(255,833)	1.21	(215,000)	1.25	(40,833)	1.02
Outstanding at June 30, 2012	1,471,167	1.27	1,141,666	1.27	329,501	1.29
Granted	387,898	1.19	183,898	1.14	204,000	1.24
Options vesting	-	-	193,333	1.25	(193,333)	1.25
Exercised	(85,333)	1.04	(85,333)	1.04	-	-
Forfeited/Cancelled	(80,834)	1.82	(80,834)	1.82	-	-
Outstanding at June 30, 2013	1,692,898	$1.24	1,352,730	$1.23	340,168	$1.29

Assumptions Used To Estimate Fair Values 1 [Table Text Block]
The following table presents the assumptions used to estimate the fair values based upon a Black-Scholes option pricing model of the stock options granted during the years ended June 30, 2013 and 2012.

	Years Ended June 30,
	2013	2012
Expected dividend yield	0%	0%
Risk-free interest rate	0.67% - 1.08%	0.87% - 1.95%
Expected life (in years)	5 - 6	5 - 6
Expected volatility	130% - 133%	144% - 148%

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Additional information regarding stock options outstanding and exercisable as of September 30, 2013 is as follows:

		Remaining
		Contractual	Options
Option Exercise Price	Options Outstanding	Life (in years)	Exercisable
$1.00	347,000	5.66	347,000
1.02	287,000	6.83	287,000
1.07	53,898	9.05	33,897
1.15	278,000	9.36	150,000
1.25	32,000	9.38	-
1.30	263,000	8.43	153,417
1.50	380,000	4.31	380,000
1.80	190,050	9.98	7,400
1.85	24,000	9.64	-
3.00	15,000	7.29	13,750
3.05	10,000	7.37	9,166
3.65	3,000	7.48	2,750
Total	1,882,948		1,384,380

Additional information regarding stock options outstanding and exercisable as of June 30, 2013 is as follows:

Option Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Options Exercisable
$1.00	347,000	5.91	347,000
1.02	287,000	7.08	287,000
1.07	53,898	9.30	33,898
1.15	278,000	9.61	150,000
1.25	32,000	9.63	-
1.30	263,000	8.68	131,500
1.50	380,000	4.56	380,000
1.85	24,000	9.89	-
3.00	15,000	7.54	12,500
3.05	10,000	7.62	8,332
3.65	3,000	7.73	2,500
Total	1,692,898		1,352,730

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options [Table Text Block]
The following table summarizes warrant activity:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Outstanding, June 30, 2013	2,376,173	2.06
Granted	-	-
Exercised	-	-
Expired	(150,000)	2.00
Outstanding, September 30, 2013	2,226,173	$2.07
Exercisable, June 30, 2013	2,376,173	$2.06
Exercisable, September 30, 2013	2,226,173	$2.07

The following table summarizes warrant activity:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2011	2,894,684	$1.98
Granted	155,000	1.27
Exercised	(462,502)	1.35
Expired	(11,000)	1.50
Outstanding, June 30, 2012	2,576,182	2.06
Granted	-	-
Exercised	-	-
Expired	(200,009)	2.00
Outstanding, June 30, 2013	2,376,173	$2.06
Exercisable, June 30, 2012	2,576,182	$2.06
Exercisable, June 30, 2013	2,376,173	$2.06

Schedule Warrants Outstanding and Exercisable [Table Text Block]
Additional information regarding warrants outstanding and exercisable as of September 30, 2013 is as follows:

		Remaining
Warrant	Warrants	Contractual	Warrants
Exercise Price	Outstanding	Life (in years)	Exercisable
$1.19	150,000	8.23	150,000
1.25	150,000	2.10	150,000
1.75	333,331	1.14	333,331
2.00	931,175	0.13	931,175
2.25	266,667	1.22	266,667
3.00	390,000	0.38	390,000
3.50	2,500	2.75	2,500
4.00	2,500	2.75	2,500
Total	2,226,173		2,226,173

Additional information regarding warrants outstanding and exercisable as of June 30, 2013 is as follows:

Warrant Exercise Price	Warrants Outstanding	Remaining Contractual Life (in years)	Warrants Exercisable
$1.19	150,000	8.48	150,000
1.25	150,000	2.35	150,000
1.75	333,331	1.39	333,331
2.00	1,081,175	0.33	1,081,175
2.25	266,667	1.48	266,667
3.00	390,000	0.63	390,000
3.50	2,500	3.01	2,500
4.00	2,500	3.01	2,500
Total	2,376,173		2,376,173